Note 41 - Parenthetical Information Regulatory Capital (Detail: Text Values) - EUR (€) shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Capital Instrumente [Abstract]
Authorized capital available to the Management Board in EUR million	€ 2,560,000,000
Authorized capital available to the Management Board in million shares	1,000.0
Reconciliation of shareholders equity to Own Funds [Abstract]
Current year profits - CRR CRD	€ 3,400,000,000
Deductions for AT1 Coupons - CRR CRD	475,000,000
Deductions for Intended distribution to shareholders - CRR CRD	2,100,000,000
Amount of Intended dividend - CRR CRD	1,300,000,000
Approved share buyback by ECB - CRR CRD	750,000,000
Intended Dividend per share - CRR CRD	68
Irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme based on ECB guidance	1,400,000,000	€ 1,400,000,000
Prudential provisioning of non-performing exposures as per ECBs supervisory recommendation	€ 300,000,000	€ 300,000,000
Approval from the 2023 Annual General Meeting (AGM) to buy back shares before end of April 2028 [Abstract]
Approval from the 2023 AGM to buy back shares before end of April 2028 (in percent)	10.00%
Of which can be purchased by using derivatives (in percent)	5.00%
Of which derivatives with a maturity exceeding 18 months in percent	2.00%
Approval from the 2023 Annual General Meeting AGM to buy back shares before end of April 2028 (number of shares)	204.0
Of which can be purchased by using derivatives	102.0
Shares purchased during the period from the 2023 Annual General Meeting until the 2024 Annual General Meeting [Abstract]
Number of shares purchased for equity compensation purposes	40.3
Thereof purchased by exercising call options	22.9
New call options were purchased for equity compensation purposes in upcoming periods	16.1
Number of shares held in Treasury from buybacks as of 2024 AGM	31.6
Thereof number of shares purchased as part of the share buyback program in 2024 for cancellation	25.6
Thereof number of shares purchased for equity compensation purposes	6.0
Number of shares purchased for cancellation with the purpose of distributing capital to shareholders	71.1
Thereof: number of shares cancelled that were acquired as part of the share buyback program in 2023	45.5
Share buyback program in 2023, in million	€ 450,000,000
Share buyback program in 2024, in million	€ 675,000,000
Approval from the 2024 Annual General Meeting AGM to buy back shares before end of April 2029 [Abstract]
Approval from the 2024 AGM to buy back shares before end of April 2029 in percent	10.00%
Of which can be purchased by using derivatives in percent	5.00%
Of which derivatives with a maturity exceeding 18 months in percent	2.00%
Approval from the 2024 Annual General Meeting AGM to buy back shares before end of April 2029 number of shares	199.5
Of which can be purchased by using derivatives	99.7
Shares purchased during the period from the 2024 Annual General Meeting until the December 31 2024 [Abstract]
Number of shares held in Treasury from buybacks as of December 31 2024	49.6
Thereof for cancellation as at December 31 2024	46.4
Thereof for equity compensation in upcoming periods	3.1
Number of shares purchased for cancellation with the purpose of distributing capital to shareholders till December 31 2024	20.9
AT1 instruments Based on the current CRR as of December 2024 [Abstract]
Additional Tier 1 capital authorized amount	€ 9,000,000,000.0
Issued Additional Tier 1 capital as of December 2024	4,250,000,000
Additional Tier 1 capital Issued in 2024	3,000,000,000.0
Amount recognized as regulatory AT1 capital based on the current CRR outstanding as of December 2024	11,400,000,000
The nominal amount of outstanding AT1 instruments as of December 2024 in Euro mn	11,600,000,000
Amount recognized as regulatory Tier 2 capital instruments in Euro mn	7,700,000,000
Nominal value of regulatory Tier 2 capital instruments	11,800,000,000
Tier 2 capital instruments matured in 2024	€ 104,400,000